UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
December 31,
2024
Semi-Annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Nuveen Multi-Market Income Fund
JMM

Table
of Contents
Important Notices 3
Common Share Information 4
About the Fund’s Benchmark 5
Fund Performance, Leverage and Holdings Summaries 7
Portfolio of Investments 9
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Statement of Cash Flows 20
Financial Highlights 22
Notes to Financial Statements 24
Shareholder Meeting Report 32
Additional Fund Information 33
Glossary of Terms Used in this Report 34

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and
Holding Summaries section within this report.
Changes in Independent Registered Public Accounting Firm
(a) Previous independent registered public accounting firm:
On October 24, 2024, the Fund’s Board of Trustees (the “Board”),
upon recommendation from the Audit Committee, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG’s audit reports on the Fund’s financial statements as of and for the fiscal years ended June 30, 2024 and
June 30, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended June 30, 2024 and June 30, 2023, and for the period July
1, 2024 through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the
Fund’s fiscal years ended June 30, 2024 and June 30, 2023 and for the period July 1, 2024 through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).
The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.
(b) New independent registered public accounting firm:
On October 24, 2024, the Board, upon recommendation from the Audit
Committee, engaged PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Fund.
During the Fund’s fiscal years ended June 30, 2024 and June 30, 2023 and for the period July 1, 2024 through October 24, 2024, the Fund has not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i)
or S-K 304(a)(2)(ii) disclosure.

Common Share Information
DISTRIBUTION INFORMATION
The following information regarding the Fund’s distributions is current as of December 31, 2024, the Fund’s fiscal and tax year end, and may differ from previously issued distribution notifications.
The Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
The following table provides the estimated sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in a Fund is paid back to you. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” The Fund attributes these estimates equally to each regular distribution throughout the year.
The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV, which will be sent to shareholders shortly after calendar year-end. Because distribution source estimates are updated throughout the current fiscal year based on a Fund’s performance, those estimates may differ from both the tax information reported to you in your Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment. The figures in the table below provide the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. More details about the Fund’s distributions are available on www.nuveen.com/en-us/ closed-
end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Fund's Board of Trustees authorized an open-market share repurchase program, allowing the Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Fund did not repurchase any of its outstanding common shares. As of December 31, 2024, and since the inception of the Fund’s repurchase program, the Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Data as of December 31, 2024
Fiscal YTD
Percentage of Distributions
Fiscal YTD
Per Share Amounts
Latest
Declared
Distribution
Net Investment
Income Realized Gains
Return of
Capital Total Distributions
Net Investment
Income Realized Gains
Return of
Capital
0.0290 96.50% 0.00% 3.50% $0.1665 $0.1607 $0.0000 $0.0058
JMM
Common shares cumulatively repurchased and retired 1,800
Common shares authorized for repurchase 945,000

About the Fund’s Benchmark

Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Government/Mortgage Bond Index:
An index designed to measure the performance of U.S.
Treasury securities and agency mortgage-backed securities (MBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries
The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmark was the Fund’s use of leverage through reverse repurchase agreements. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
“Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage”
consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and
Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Multi-Market Income Fund
Fund Performance, Leverage and Holdings Summaries December 31,
2024

JMM
Performance*
*For purposes of Fund performance, relative results are measured against the JMM Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 75% Bloomberg U.S. Government/Mortgage Bond Index and 2) 25% Bloomberg
U.S. Corporate High Yield Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
December 31, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JMM at Common Share NAV 12/30/88 2.72% 4.73% 0.57% 2.26%
JMM at Common Share Price 12/30/88 4.11% 8.10% 1.21% 3.13%
Bloomberg U.S. Government/Mortgage Bond Index — 1.73% 0.83% (0.67)% 0.88%
JMM Blended Benchmark — 2.66% 2.63% 0.60% 1.99%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$6.46 $6.05 (6.35)% (6.63)%

Fund Performance, Leverage and Holdings Summaries
December 31, 2024
(continued)
Leverage and Holdings
Leverage
Effective Leverage 27.68%
Regulatory Leverage 0.00%
Fund Allocation
(% of net assets)
Mortgage-Backed Securities 59 .8%
Corporate Bonds 35 .5%
Asset-Backed Securities 33 .5%
Contingent Capital Securities 3 .0%
Sovereign Debt 1 .5%
Variable Rate Senior Loan
Interests 0 .9%
$1,000 Par (or similar)
Institutional Preferred 0 .8%
Repurchase Agreements 2 .2%
Other Assets & Liabilities, Net 1.4%
Reverse Repurchase
Agreements, including accrued
interest ( 38 .6 ) %
Net Assets 100%
Bond Credit Quality
(% of total investments)
AAA 19.2%
AA 7.6%
A 9.2%
BBB 32.6%
BB or Lower 23.5%
N/R (not rated) 7.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Mortgage-Backed Securities 43.6%
Asset-Backed Securities 24.4%
Banks 5.5%
Financial Services 2.7%
Energy 2.4%
Equity Real Estate Investment
Trusts (Reits) 2.1%
Other 17.7%
Repurchase Agreements 1.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Portfolio of Investments December 31, 2024
JMM
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 135.0% (98.4% of Total Investments)
517752
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.8% (0.6% of Total
Investments) 517752
BANKS - 0.4%
$ 250,000 (a) Citigroup Inc 7.625 % N/A $ 260,459
TOTAL BANKS 260,459
FINANCIAL SERVICES - 0.4%
250,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 257,293
TOTAL FINANCIAL SERVICES 257,293
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $509,019) 517,752
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 33.5% (24.4% of Total Investments) –
69,990 (b) 321 Henderson Receivables VI LLC, 2010 1A 9.310 07/15/61 70,898
500,000 (b),(c) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M + 2.714%),
2021 FL4
7.090 12/18/37 479,454
500,000 (b) Adams Outdoor Advertising LP, 2023 1 6.967 07/15/53 511,391
500,000 (b),(c) AGL CLO 19 Ltd, (TSFR3M + 2.750%), 2022 19A 7.367 07/21/35 502,150
400,000 (b),(c) AIMCO CLO Series 2017-A, (TSFR3M + 1.762%), 2017 AA 6.379 04/20/34 400,763
1,577,078 (b) American Homes 4 Rent 2015-SFR2 Trust, 2015 SFR2, (I/O) 0.000 10/17/52 16
9,863 Bayview Financial Mortgage Pass-Through Trust 2006-C, 2006 C 6.352 11/28/36 8,333
390,667 (b) Capital Automotive REIT, 2024 1 4.900 05/15/54 385,371
500,000 (b) CARS-DB4 LP, 2020 1A 4.520 02/15/50 475,949
500,000 Carvana Auto Receivables Trust 2022-P3, 2022 P3 5.540 11/10/28 500,074
899,452 (b) CF Hippolyta Issuer LLC, 2020 1 2.600 07/15/60 777,328
400,000 (b),(c) CIFC Funding 2020-II Ltd, (LIBOR 3 M + 1.862%), 2020 2A 6.479 10/20/34 400,508
35,256 (b) Commonbond Student Loan Trust 2017-B-GS, 2017 BGS 4.440 09/25/42 29,783
291,000 (b) DB Master Finance LLC, 2021 1A 2.493 11/20/51 262,734
1,119,000 (b) DB Master Finance LLC, 2017 1A 4.030 11/20/47 1,085,453
145,700 (b) Domino's Pizza Master Issuer LLC, 2017 1A 4.118 07/25/47 141,830
1,113,000 (b) Domino's Pizza Master Issuer LLC, 2015 1A 4.474 10/25/45 1,108,591
1,356,637 (b) Driven Brands Funding LLC, 2019 1A 4.641 04/20/49 1,344,573
400,000 (b),(c) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), 2017 49A 6.494 07/18/30 400,597
500,000 (b) Frontier Issuer LLC, 2023 1 6.600 08/20/53 508,891
480,000 (b) Hardee's Funding LLC, 2020 1A 3.981 12/20/50 451,302
333,364 (b) J.G. Wentworth XXXVII LLC, 2016 1A 5.190 06/17/69 302,401
562,444 (b) JGWPT XXV LLC, 2012 1A 7.140 02/15/67 570,320
232,938 (b) JGWPT XXVI LLC, 2012 2A 6.770 10/17/61 231,068
250,000 (b) MetroNet Infrastructure Issuer LLC, 2024 1A 6.230 04/20/54 255,021
153,342 Mid-State Capital Corp 2005-1 Trust, 2005 1 5.745 01/15/40 152,956
57,782 Mid-State Trust XI, 2003 11 5.598 07/15/38 57,842
400,000 (b),(c) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), 2024 56A 7.069 07/24/37 402,043
400,000 (b),(c) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M +
1.812%), 2019 31A
6.429 04/20/31 400,618
500,000 (b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M +
1.800%), 2022 48A
6.426 04/25/36 501,527
400,000 (b),(c) OHA Credit Funding 19 Ltd, (TSFR3M + 1.700%), 2024 19A 6.994 07/20/37 402,217
233,400 (b) Planet Fitness Master Issuer LLC, 2022 1A 3.251 12/05/51 224,287
482,500 (b) SERVPRO Master Issuer LLC, 2021 1A 2.394 04/25/51 434,752
265,300 (b) Sesac Finance LLC, 2019 1 5.216 07/25/49 262,699
92,530 (b) Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A 3.510 07/20/37 91,729
368,317 (b) Sonic Capital LLC, 2020 1A 3.845 01/20/50 355,336
350,000 (b) Stack Infrastructure Issuer LLC, 2020 1A 1.893 08/25/45 342,856
195,783 (b) Start II LTD, 2019 1 5.095 03/15/44 189,918
16,499 (b) Structured Receivables Finance 2010-A LLC, 2010 A 5.218 01/16/46 16,494
1,000,000 (b) Subway Funding LLC, 2024 1A 6.028 07/30/54 1,012,176
585,938 (b) Taco Bell Funding LLC, 2016 1A 4.970 05/25/46 584,817
648,450 (b) Taco Bell Funding LLC, 2021 1A 2.294 08/25/51 575,081
294,750 (b) Taco Bell Funding LLC, 2021 1A 1.946 08/25/51 275,257
250,000 (b) VB-S1 Issuer LLC - VBTEL, 2022 1A 4.288 02/15/52 240,122

Portfolio of Investments December 31, 2024
(continued)
JMM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 559,436 (b) Wendy's Funding LLC, 2021 1A 2.370% 06/15/51 $ 498,043
444,959 (b) Wendy's Funding LLC, 2019 1A 3.783 06/15/49 434,590
385,887 (b) Wendy's Funding LLC, 2018 1A 3.884 03/15/48 369,701
985,000 (b) Wingstop Funding LLC, 2020 1A 2.841 12/05/50 920,910
174,150 (b) Zaxbys Funding LLC, 2021 1A 3.238 07/30/51 158,187
350,000 (b) Ziply Fiber Issuer LLC, 2024 1A 6.640 04/20/54 358,687
TOTAL ASSET-BACKED SECURITIES
(Cost $21,106,465) 20,467,644
PRINCIPAL DESCRIPTION(d) RATE MATURITY VALUE
1803353 CONTINGENT CAPITAL SECURITIES - 3.0% (2.1% of Total Investments) 1803353
BANKS - 2.6%
200,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 217,685
200,000 (a) Banco Santander SA 9.625 N/A 230,527
200,000 (a),(b) BNP Paribas SA 9.250 N/A 213,462
250,000 (a),(b) Intesa Sanpaolo SpA 7.700 N/A 250,005
200,000 (a) Lloyds Banking Group PLC 7.500 N/A 201,573
200,000 (a) Lloyds Banking Group PLC 8.000 N/A 207,630
250,000 (a) NatWest Group PLC 8.125 N/A 266,257
TOTAL BANKS 1,587,139
FINANCIAL SERVICES - 0.4%
200,000 (a),(b) UBS Group AG 9.250 N/A 216,214
TOTAL FINANCIAL SERVICES 216,214
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $1,758,398) 1,803,353
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
21719952 CORPORATE BONDS - 35.5% (25.9% of Total Investments) 21719952
AUTOMOBILES & COMPONENTS - 2.0%
50,000 Dana Inc 4.250 09/01/30 46,534
175,000 (e) Ford Motor Co 3.250 02/12/32 145,548
200,000 (e) Ford Motor Credit Co LLC 6.950 03/06/26 203,514
450,000 (e) General Motors Financial Co Inc 4.900 10/06/29 443,267
100,000 (e) Goodyear Tire & Rubber Co/The 5.250 04/30/31 89,206
135,000 (b),(e) Phinia Inc 6.625 10/15/32 134,269
185,000 (b),(e) ZF North America Capital Inc 6.750 04/23/30 177,958
TOTAL AUTOMOBILES & COMPONENTS 1,240,296
BANKS - 4.6%
400,000 (e) Banco Santander SA 2.749 12/03/30 338,739
575,000 (e) Bank of America Corp 5.518 10/25/35 562,189
200,000 (b) Intesa Sanpaolo SpA 6.625 06/20/33 209,109
300,000 (a) JPMorgan Chase & Co 3.650 N/A 291,026
475,000 (e) JPMorgan Chase & Co 4.946 10/22/35 457,673
295,000 (a) M&T Bank Corp 3.500 N/A 279,980
300,000 (a) Truist Financial Corp 6.669 N/A 298,374
400,000 (a) Wells Fargo & Co 3.900 N/A 388,648
TOTAL BANKS 2,825,738
CAPITAL GOODS - 2.1%
455,000 (b),(e) Albion Financing 2 Sarl 8.750 04/15/27 464,050
350,000 (e) Boeing Co/The 3.250 02/01/28 329,527
200,000 (e) Boeing Co/The 3.625 02/01/31 181,563
60,000 (b) Chart Industries Inc 7.500 01/01/30 62,381
30,000 (b) Gates Corp/DE 6.875 07/01/29 30,517
65,000 (b) Herc Holdings Inc 6.625 06/15/29 65,823
135,000 (b),(e) Windsor Holdings III LLC 8.500 06/15/30 142,048
TOTAL CAPITAL GOODS 1,275,909
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 99,450
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 99,450

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
$ 365,000 (b),(e) Asbury Automotive Group Inc 4.625% 11/15/29 $ 339,696
50,000 (b) Bath & Body Works Inc 6.625 10/01/30 50,359
75,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 70,032
50,000 (b) Michaels Cos Inc /The 5.250 05/01/28 37,751
500,000 (b),(e) Michaels Cos Inc /The 7.875 05/01/29 303,303
35,000 (b) Veritiv Operating Co 10.500 11/30/30 37,694
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 838,835
CONSUMER DURABLES & APPAREL - 0.2%
125,000 (b) CD&R Smokey Buyer Inc 9.500 10/15/29 122,864
TOTAL CONSUMER DURABLES & APPAREL 122,864
CONSUMER SERVICES - 1.2%
180,000 (b) Caesars Entertainment Inc 6.000 10/15/32 173,550
200,000 (b) Flutter Treasury DAC 6.375 04/29/29 202,936
150,000 (e) Service Corp International/US 5.750 10/15/32 145,497
100,000 (b),(e) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 101,352
140,000 (b),(e) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 137,548
TOTAL CONSUMER SERVICES 760,883
ENERGY - 3.2%
250,000 (b),(e) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 251,821
55,000 (b) Civitas Resources Inc 8.750 07/01/31 57,339
90,000 (b),(e) Civitas Resources Inc 8.375 07/01/28 93,471
65,000 (b) Coronado Finance Pty Ltd 9.250 10/01/29 65,918
50,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 48,967
200,000 (b),(e) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 204,159
200,000 (b),(e) MEG Energy Corp 5.875 02/01/29 195,222
125,000 (b),(e) Parkland Corp 4.500 10/01/29 115,936
315,000 (b),(e) Parkland Corp/Canada 4.625 05/01/30 289,140
140,000 (b),(e) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 142,471
110,000 (b),(e) Venture Global LNG Inc 8.125 06/01/28 114,432
400,000 (e) Williams Cos Inc /The 4.900 03/15/29 397,040
TOTAL ENERGY 1,975,916
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
650,000 (e) Brixmor Operating Partnership LP 4.050 07/01/30 614,510
200,000 (e) Essential Properties LP 2.950 07/15/31 170,265
500,000 (e) GLP Capital LP / GLP Financing II Inc 4.000 01/15/30 465,690
75,000 (b),(e) Iron Mountain Inc 4.500 02/15/31 68,566
175,000 (e) MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 110,269
300,000 (b),(e) Prologis Targeted US Logistics Fund LP 5.500 04/01/34 300,340
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,729,640
FINANCIAL SERVICES - 2.8%
300,000 (a) American Express Co 3.550 N/A 288,354
300,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 297,153
200,000 (b),(e) Block Inc 6.500 05/15/32 201,931
250,000 (b),(e) Compass Group Diversified Holdings LLC 5.250 04/15/29 239,962
300,000 (b),(e) Encore Capital Group Inc 8.500 05/15/30 315,567
215,000 (b),(e) FirstCash Inc 6.875 03/01/32 215,877
65,000 (b) Focus Financial Partners LLC 6.750 09/15/31 64,742
100,000 (b) Starwood Property Trust Inc 6.500 07/01/30 100,125
TOTAL FINANCIAL SERVICES 1,723,711
FOOD, BEVERAGE & TOBACCO - 0.7%
400,000 BAT Capital Corp 2.726 03/25/31 345,180
75,000 (b) Primo Water Holdings Inc 4.375 04/30/29 69,744
TOTAL FOOD, BEVERAGE & TOBACCO 414,924
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
29,000 (b) CHS/Community Health Systems Inc 6.125 04/01/30 19,900
140,000 (b),(e) CHS/Community Health Systems Inc 10.875 01/15/32 144,442
60,000 (b) Concentra Escrow Issuer Corp 6.875 07/15/32 61,258
100,000 (b),(e) DaVita Inc 4.625 06/01/30 91,932
190,000 (b),(e) Prime Healthcare Services Inc 9.375 09/01/29 184,815
TOTAL HEALTH CARE EQUIPMENT & SERVICES 502,347

Portfolio of Investments December 31, 2024
(continued)
JMM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.6%
$ 250,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500% 10/01/31 $ 247,531
200,000 (b) Ardonagh Finco Ltd 7.750 02/15/31 205,960
165,000 (b),(e) Panther Escrow Issuer LLC 7.125 06/01/31 166,649
30,000 (b) Ryan Specialty LLC 5.875 08/01/32 29,683
300,000 (b),(c) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 7.784 01/05/27 303,840
TOTAL INSURANCE 953,663
MATERIALS - 1.3%
240,000 (b),(e) EverArc Escrow Sarl 5.000 10/30/29 223,596
375,000 (b),(e) NOVA Chemicals Corp 5.000 05/01/25 373,039
60,000 (b) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 61,848
120,000 (b),(e) Tronox Inc 4.625 03/15/29 107,706
TOTAL MATERIALS 766,189
MEDIA & ENTERTAINMENT - 2.3%
200,000 (b),(e) CSC Holdings LLC 11.250 05/15/28 197,383
50,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 48,715
250,000 (b),(e) DISH Network Corp 11.750 11/15/27 264,798
325,000 (b),(e) Gray Television Inc 4.750 10/15/30 177,161
200,000 (b),(e) LCPR Senior Secured Financing DAC 5.125 07/15/29 160,490
135,000 (b),(e) Sirius XM Radio LLC 4.000 07/15/28 124,383
75,000 (b) Univision Communications Inc 4.500 05/01/29 67,131
200,000 (b) VZ Secured Financing BV 5.000 01/15/32 176,891
235,000 (e) Warnermedia Holdings Inc 4.279 03/15/32 207,084
TOTAL MEDIA & ENTERTAINMENT 1,424,036
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
200,000 (b),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 179,762
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 179,762
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
75,000 Kennedy-Wilson Inc 4.750 03/01/29 67,747
325,000 (e) Kennedy-Wilson Inc 5.000 03/01/31 284,149
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 351,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
300,000 (b),(e) Broadcom Inc 2.450 02/15/31 258,709
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 258,709
SOFTWARE & SERVICES - 1.9%
500,000 (b),(e) Ahead DB Holdings LLC 6.625 05/01/28 490,002
250,000 (b) CA Magnum Holdings 5.375 10/31/26 243,591
285,000 (b),(e) Open Text Corp 3.875 12/01/29 257,799
150,000 (b),(e) Rocket Software Inc 9.000 11/28/28 155,337
TOTAL SOFTWARE & SERVICES 1,146,729
TELECOMMUNICATION SERVICES - 2.5%
550,000 (e) AT&T Inc 2.750 06/01/31 478,429
200,000 (b) Iliad Holding SASU 7.000 04/15/32 201,012
200,000 (b) Level 3 Financing Inc 10.500 04/15/29 222,880
350,000 (e) T-Mobile USA Inc 2.250 11/15/31 290,746
105,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 108,446
200,000 (b) Zegona Finance PLC 8.625 07/15/29 212,007
TOTAL TELECOMMUNICATION SERVICES 1,513,520
TRANSPORTATION - 0.5%
250,000 (b),(e) Brightline East LLC 11.000 01/31/30 238,595
100,000 (b),(e) Cargo Aircraft Management Inc 4.750 02/01/28 99,194
TOTAL TRANSPORTATION 337,789
UTILITIES - 2.1%
60,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 59,369
100,000 (b),(e) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 91,401
200,000 (e) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875 03/01/27 198,425
475,000 (b),(e) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 431,873
190,000 (b),(e) Talen Energy Supply LLC 8.625 06/01/30 202,483

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 300,000 (e) Virginia Electric and Power Co 5.000% 04/01/33 $ 293,595
TOTAL UTILITIES 1,277,146
TOTAL CORPORATE BONDS
(Cost $23,152,153) 21,719,952
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 59.8% (43.6% of Total Investments) –
400,000 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.084 02/15/51 376,212
1,145,360 Benchmark 2019-B9 Mortgage Trust, 2019 B9 3.751 03/15/52 1,097,372
375,000 (b),(c) BX Trust 2023-DELC, (TSFR1M + 3.339%), 2023 DELC 7.736 05/15/38 378,900
250,000 (b) Century Plaza Towers 2019-CPT, 2019 CPT 2.997 11/13/39 194,062
106,268 Citigroup Commercial Mortgage Trust 2014-GC23, 2014 GC23 4.578 07/10/47 103,475
425,000 Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29 4.202 04/10/48 413,523
600,000 (b) Citigroup Commercial Mortgage Trust 2016-P5, 2016 P5 3.000 10/10/49 319,884
241,000 Citigroup Commercial Mortgage Trust 2019-GC41, 2019 GC41 3.502 08/10/56 199,568
34,178 (b) Citigroup Global Markets Mortgage Securities VII Inc , 2003 1 6.000 09/25/33 17,700
500,000 (b) COMM 2013-LC13 Mortgage Trust, 2013 LC13 5.383 08/10/46 426,718
775,000 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.070 03/10/48 682,159
450,000 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.516 08/10/48 434,158
540,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.463 10/10/48 478,383
108,000 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.544 10/10/48 102,732
400,000 (b),(c) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A +
3.100%), 2022 R04
7.669 03/25/42 416,223
1,000,000 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
4.650%), 2022 R07
9.210 06/25/42 1,081,667
485,000 (b),(c) Connecticut Avenue Securities Trust 2022-R08, (SOFR + 3.600%),
2022 R08
8.169 07/25/42 512,026
200,000 (b),(c) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A +
3.750%), 2023 R01
8.310 12/25/42 213,685
1,500,000 (b),(c) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A +
3.350%), 2023 R02
7.919 01/25/43 1,583,123
710,000 (b),(c) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
3.900%), 2023 R06
9.188 07/25/43 752,989
500,000 (b),(c) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A +
3.550%), 2023 R08
8.119 10/25/43 524,501
250,000 (b) CSMC 2014-USA OA LLC, 2014 USA 4.373 09/15/37 140,139
86,716 CSMC Mortgage-Backed Trust 2006-7, 2006 7 6.000 08/25/36 30,750
200,000 (b) DBSG 2024-ALTA Mortgage Trust, 2024 ALTA 6.595 06/10/37 202,258
281,112 (e) Fannie Mae Pool, FN MA4600, 2022 2 3.500 05/01/52 249,143
2,680,419 (e) Fannie Mae Pool, FN MA4579 3.000 04/01/52 2,281,487
1,831,732 (e) Fannie Mae Pool, FN MA4438, 2021 1 2.500 10/01/51 1,498,199
463,300 (e) Fannie Mae Pool, FN MA3305 3.500 03/01/48 414,937
10,388 (e) Fannie Mae Pool, FN 882685 6.000 06/01/36 10,519
161,006 (e) Fannie Mae Pool, FN MA5039 5.500 06/01/53 159,041
180,717 (e) Fannie Mae Pool, FN BM5839 3.500 11/01/47 164,033
19,433 (e) Fannie Mae Pool, FN 995018 5.500 06/01/38 19,573
7,127 (e) Fannie Mae Pool, FN 878059 5.500 03/01/36 7,207
892,946 (e) Fannie Mae Pool, FN MA5165 5.500 10/01/53 881,756
499,254 (e) Fannie Mae Pool, FN MA4733 4.500 09/01/52 470,524
352,457 (e) Fannie Mae Pool, FN MA4919 5.500 02/01/53 348,164
416,493 (e) Fannie Mae Pool, FN MA4644, 2022 1 4.000 05/01/52 381,697
10,096 (e) Fannie Mae Pool, FN 828346 5.000 07/01/35 10,010
25,174 (e) Fannie Mae Pool, FN 766070 5.500 02/01/34 25,347
5,282 (e) Fannie Mae Pool, FN 709700 5.500 06/01/33 5,279
640,414 (e) Fannie Mae Pool, FN BM5126 3.500 01/01/48 576,294
914,876 Fannie Mae Pool, FN MA5106 5.000 08/01/53 883,525
556,259 (e) Fannie Mae Pool, FN MA4783 4.000 10/01/52 509,476
38,947 Fannie Mae REMIC Trust 2002-W1, 2002 W1 4.587 02/25/42 38,582
221,540 Fannie Mae REMIC Trust 2003-W1, 2003 W1 2.413 12/25/42 114,847
4,263 (e) Freddie Mac Gold Pool, FG C00676 6.500 11/01/28 4,355
545,357 (e) Freddie Mac Gold Pool, FG Q40841 3.000 06/01/46 474,560
588,626 (e) Freddie Mac Gold Pool, FG G60138 3.500 08/01/45 536,858

Portfolio of Investments December 31, 2024
(continued)
JMM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 881,770 (e) Freddie Mac Gold Pool, FG G08528 3.000% 04/01/43 $ 778,986
246,029 (e) Freddie Mac Gold Pool, FG G08566 3.500 01/01/44 223,467
267,893 (e) Freddie Mac Gold Pool, FG G18497 3.000 01/01/29 260,509
357,287 (e) Freddie Mac Gold Pool, FG Q40718 3.500 05/01/46 321,085
367,716 (e) Freddie Mac Pool, FR RA7402 3.500 05/01/52 327,159
1,589,231 (e) Freddie Mac Pool, FR RA6766 2.500 02/01/52 1,310,467
150,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
4.750%), 2022 DNA2
9.319 02/25/42 157,893
420,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
5.650%), 2022 DNA3
8.647 04/25/42 451,066
410,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
2.900%), 2022 DNA3
7.469 04/25/42 425,008
750,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A +
3.350%), 2022 DNA4
7.919 05/25/42 785,365
320,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A +
4.000%), 2022 HQA2
8.569 07/25/42 341,201
675,000 (b),(c) Freddie Mac STACR REMIC Trust 2023-HQA1, (SOFR30A +
3.500%), 2023 HQA1
8.069 05/25/43 717,559
34,008 (e) Ginnie Mae I Pool, GN 631574 6.000 07/15/34 35,435
57,610 (e) Ginnie Mae I Pool, GN 604567 5.500 08/15/33 57,749
642,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
1.197%), 2018 TWR
5.595 07/15/31 539,720
36,922 (b) GSMPS Mortgage Loan Trust 2001-2, 2001 2 7.500 06/19/32 35,536
299,713 (b) GSMPS Mortgage Loan Trust 2003-3, 2003 3 7.000 06/25/43 306,919
213,930 (b) GSMPS Mortgage Loan Trust 2005-RP1, 2005 RP1 8.500 01/25/35 215,838
299,443 (b) GSMPS Mortgage Loan Trust 2005-RP2, 2005 RP2 7.500 03/25/35 292,243
258,440 (b) GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3 7.500 09/25/35 256,663
162,135 (b) GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3 8.000 09/25/35 158,086
500,000 (b) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 2.943 12/10/41 430,295
88,854 Impac Secured Assets CMN Owner Trust, 2000 3 8.000 10/25/30 80,994
430,000 (b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-
AON, 2018 AON
4.613 07/05/31 212,850
181,982 JP Morgan Alternative Loan Trust 2006-S1, 2006 S1 6.500 03/25/36 99,598
500,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2016-
JP4, 2016 JP4
3.377 12/15/49 346,846
368,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, 2019 UES
4.343 05/05/32 349,385
500,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, 2020 NNN
3.620 01/16/37 267,525
697,000 JPMDB Commercial Mortgage Securities Trust 2016-C4, 2016 C4 3.039 12/15/49 565,818
500,000 (b) JPMDB Commercial Mortgage Securities Trust 2017-C7, 2017 C7 3.000 10/15/50 391,119
500,000 (b) Legends Outlets Kansas City KS Mortgage Secured Pass-Through
Trust, 2024 LGND
6.021 10/15/27 500,238
400,000 (b) Manhattan West 2020-1MW Mortgage Trust, 2020 1MW 2.335 09/10/39 359,689
206,433 MASTR Alternative Loan Trust 2004-1, 2004 1 7.000 01/25/34 203,271
71,708 MASTR Alternative Loan Trust 2004-5, 2004 5 7.000 06/25/34 72,469
80,041 MASTR Asset Securitization Trust 2003-11, 2003 11 5.250 12/25/33 78,117
250,000 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20,
2015 C20
4.420 02/15/48 246,059
500,000 Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28,
2016 C28
4.600 01/15/49 444,617
22,617 Morgan Stanley Mortgage Loan Trust 2006-2, 2006 2 5.750 02/25/36 20,587
500,000 (b) MSCG Trust 2015-ALDR, 2015 ALDR 3.462 06/07/35 453,313
325,000 (b),(c) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M +
1.896%), 2022 LPFL
6.296 03/15/39 325,019
1,000,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7.227 07/15/36 759,213
220,506 (b) New Residential Mortgage Loan Trust 2014-1, 2014 1A 5.950 01/25/54 210,306
387,955 (b) New Residential Mortgage Loan Trust 2015-2, 2015 2A 5.339 08/25/55 381,547
135,000 (b) SLG Office Trust 2021-OVA, 2021 OVA 2.851 07/15/41 110,354
250,000 (b) VNDO Trust 2016-350P, 2016 350P 3.903 01/10/35 240,356
5,702 Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, 2004 RA3
5.615 08/25/38 5,610

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 195,000 Wells Fargo Commercial Mortgage Trust 2016-C33, 2016 C33 3.896% 03/15/59 $ 184,006
500,000 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017 C38 3.903 07/15/50 453,502
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $39,893,134) 36,538,277
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
890735 SOVEREIGN DEBT - 1.5% (1.1% of Total Investments) 890735
BAHRAIN - 0.4%
250,000 (b) Bahrain Government International Bond 7.000 10/12/28 256,515
TOTAL BAHRAIN 256,515
EGYPT - 0.7%
400,000 (b) Egypt Government International Bond 5.875 06/11/25 397,514
TOTAL EGYPT 397,514
TURKEY - 0.4%
250,000 Turkiye Government International Bond 5.950 01/15/31 236,706
TOTAL TURKEY 236,706
TOTAL SOVEREIGN DEBT
(Cost $904,663) 890,735
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
564474 VARIABLE RATE SENIOR LOAN INTERESTS - 0.9% (0.7% of Total Investments) 564474
CAPITAL GOODS - 0.3%
208,037 (c) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6.339 07/27/28 208,731
TOTAL CAPITAL GOODS 208,731
INSURANCE - 0.3%
159,404 (c) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7.106 09/12/31 160,012
TOTAL INSURANCE 160,012
MATERIALS - 0.3%
194,034 (c) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M
+ 4.250%)
8.707 03/29/29 195,731
TOTAL MATERIALS 195,731
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $560,653) 564,474
TOTAL LONG-TERM INVESTMENTS
(Cost $87,884,485) 82,502,187
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%(1.6% of Total Investments)
1,350,000 REPURCHASE AGREEMENTS - 2.2% (1.6% of Total Investments) 1,350,000
1,350,000 (f) Fixed Income Clearing Corporation 4.430 01/02/25 1,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,350,000) 1,350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,350,000) 1,350,000
TOTAL INVESTMENTS - 137.2%
(Cost $89,234,485 ) 83,852,187
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (38.6)%(g) (23,571,260)
OTHER ASSETS & LIABILITIES, NET -   1.4% 857,548
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 61,138,475
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments December 31, 2024
(continued)
JMM

See Notes to Financial Statements
Investments in Derivatives
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $50,828,240 or 60.6% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $26,713,794 have been pledged as collateral for reverse repurchase agreements.
(f) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $1,350,332 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $1,377,114.
(g) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 28.1%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 14 3/25 $ 1,499,996 $ 1,488,266 $ (11,730)
U.S. Treasury Ultra 10-Year Note 19 3/25 2,165,148 2,114,938 (50,210)
U.S. Treasury Ultra Bond 38 3/25 4,738,501 4,518,437 (220,064)
Total $8,403,645 $8,121,641 $(282,004)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services
LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 238,544 $ 238,544
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Statement of Assets and Liabilities
See Notes to Financial Statements.

December 31, 2024 (Unaudited) JMM
ASSETS
Long-term investments, at value
†
$ 82,502,187
Short-term investments, at value
◊
1,350,000
Cash collateral at broker for investments in futures contracts
(1)
280,432
Cash collateral at broker for investments in reverse repurchase agreements
(1)
435,343
Unrealized appreciation on interest rate swaps contracts 238,544
Receivables:
Interest 606,672
Investments sold 888
Reclaims 1,959
Other 1,486
Total assets 85,417,511
LIABILITIES
Cash overdraft 206,441
Cash collateral due to broker 336,972
Reverse repurchase agreements, including accrued interest 23,571,260
Payables:
Management fees 61,951
Variation margin on futures contracts 22,688
Accrued expenses:
Custodian fees 39,310
Investor relations 917
Trustees fees 1,949
Professional fees 25,616
Shareholder reporting expenses 10,908
Shareholder servicing agent fees 949
Other 75
Total liabilities 24,279,036
Net assets applicable to common shares $ 61,138,475
Common shares outstanding 9,462,350
Net asset value ("NAV") per common share outstanding $ 6 .46
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 94,624
Paid-in capital 80,496,940
Total distributable earnings (loss) (19,453,089)
Net assets applicable to common shares $ 61,138,475
Authorized shares:
Common Unlimited
†
Long-term investments, cost $ 87,884,485
◊
Short-term investments, cost 1,350,000
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives and reverse repurchase agreements.

Statement of Operations
See Notes to Financial Statements.

Six Months Ended December 31, 2024 (Unaudited) JMM
INVESTMENT INCOME
Interest $ 2,346,674
Tax withheld (790)
Total investment income 2,345,884
EXPENSES
–
Management fees 370,035
Shareholder servicing agent fees 1,828
Interest expense 667,503
Trustees fees 1,738
Custodian expenses 33,521
Investor relations expenses 8,815
Professional fees 72,314
Shareholder reporting expenses 14,134
Stock exchange listing fees 3,893
Other 4,162
Total expenses 1,177,943
Net investment income (loss) 1,167,941
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (128,607)
Futures contracts 109,209
Swap contracts 283,756
Foreign currency transactions 2,301
Net realized gain (loss) 266,659
Change in unrealized appreciation (depreciation) on:
Investments 1,034,618
Futures contracts (434,246)
Swap contracts (316,410)
Net change in unrealized appreciation (depreciation) 283,962
Net realized and unrealized gain (loss) 550,621
Net increase (decrease) in net assets applicable to common shares from operations $ 1,718,562

Statement of Changes in Net Assets
See Notes to Financial Statements

JMM
Unaudited
Six Months Ended
12/31/24
Year Ended
6/30/24
OPERATIONS
Net investment income (loss) $ 1,167,941 $ 2,276,389
Net realized gain (loss) 266,659 (1,072,761)
Net change in unrealized appreciation (depreciation) 283,962 2,550,314
Net increase (decrease) in net assets applicable to common shares from operations 1,718,562 3,753,942
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (1,575,481) (2,961,415)
Return of Capital – (161,161)
Total distributions (1,575,481) (3,122,576)
Net increase (decrease) in net assets applicable to common shares 143,081 631,366
Net assets applicable to common shares at the beginning of the period 60,995,394 60,364,028
Net assets applicable to common shares at the end of the period $ 61,138,475 $ 60,995,394

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Six Months Ended December 31, 2024 (Unaudited)
JMM
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 1,718,562
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments (11,827,279)
Proceeds from sale and maturities of investments 12,486,516
Proceeds from (Purchase of) short-term investments, net 375,000
Amortization (Accretion) of premiums and discounts, net 12,274
(Increase) Decrease in:
Receivable for interest (46,827)
Receivable for reclaims 1,829
Receivable for investments sold 50,439
Other assets 6,296
Increase (Decrease) in:
Payable for interest (14,348)
Payable for investments purchased - when-issued/delayed-delivery settlement (60,394)
Payable for variation margin on futures contracts (68,250)
Payable for management fees 2,265
Accrued custodian fees (11,245)
Accrued investor relations fees 591
Accrued Trustees fees 367
Accrued professional fees 17,105
Accrued shareholder reporting expenses 4,102
Accrued shareholder servicing agent fees (385)
Accrued other expenses 75
Net realized (gain) loss from investments 128,607
Net realized (gain) loss from foreign currency transactions (2,301)
Net realized (gain) loss from paydowns 6,514
Net change in unrealized (appreciation) depreciation of investments (1,034,618)
Net change in unrealized (appreciation) depreciation of swap contracts 316,410
Net cash provided by (used in) operating activities 2,061,305
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from reverse repurchase agreements 148,000
(Repayments of) reverse repurchase agreements (423,108)
Increase (Decrease) in:
Cash overdraft 206,441
Cash collateral due to broker (297,000)
Cash distributions paid to common shareholders (1,822,929)
Net cash provided by (used in) financing activities (2,188,596)
Net increase (decrease) in Cash and cash collateral at brokers (127,291)
Cash and cash collateral at brokers at the beginning of period 843,066
Cash and cash collateral at brokers at the end of period $ 715,775
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JMM
Cash paid for interest
$ 14,348
JMM
Cash $ —
Cash collateral at broker for investments in futures contracts 280,432
Cash collateral at broker for investments in reverse repurchase agreements 435,343
Total cash, cash collateral at brokers $ 715,775

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JMM
12/31/24
(d)
$ 6.45 $ 0.12 $ 0.06 $ 0.18 $ (0.17) $ — $ — $ (0.17) $ 6.46 $ 6.05
6/30/24 6.38 0.24 0.16 0.40 (0.31) — (0.02) (0.33) 6.45 5.97
6/30/23 6.56 0.22 (0.05) 0.17 (0.27) — (0.08) (0.35) 6.38 5.80
6/30/22 7.82 0.24 (1.14) (0.90) (0.26) — (0.10) (0.36) 6.56 6.10
6/30/21 7.48 0.26 0.40 0.66 (0.32) — — (0.32) 7.82 7.46
6/30/20 8.01 0.30 (0.48) (0.18) (0.35) — — (0.35) 7.48 6.90
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
JMM
12/31/24(d)
2.13%
6/30/24
2.45
6/30/23
1.81
6/30/22
0.18
6/30/21
0.10
6/30/20
0.75
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
2.72% 4.11% $ 61,138 3.76%
(e)
3.73%
(e)
14%
6.48 8.87 60,995 3.91 3.80 19
2.59 0.75 60,364 3.45 3.43 18
(12.04) (13.94) 62,061 1.68 3.28 89
9.13 13.13 74,041 1.55 3.41 107
(2.34) (1.14) 70,780 2.24 3.88 87
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Notes to Financial Statements
(U
naudited)
1. General Information
Fund Information:
Nuveen Multi-Market Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “JMM.” The Fund was organized as a Massachusetts business trust on May 27, 2014 (previously organized as a Virginia corporation).
Current Fiscal Period:
The end of the reporting period for the Fund is December 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended December 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund's portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a  sub-
advisory agreement with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Developments Regarding the Fund's Control Share By-Law:
On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Fund's Board of Trustees (the "Board") amended the Fund’s bylaws to provide that the Fund's Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Fund appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On February
28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Fund's distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Indemnifications:
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest, fees earned from reverse repurchase agreements and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fees earned from reverse repurchase agreements are further described in later in these Notes to Financial Statements.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statement of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Fund adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial positions or the results of their operations.
The officers of the Fund act as the chief operating decision maker (“CODM”). The Fund represents a single operating segment. The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Notes to Financial Statements
(continued)
evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
JMM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 517,752 $ – $ 517,752
Asset-Backed Securities – 20,467,644 – 20,467,644
Contingent Capital Securities – 1,803,353 – 1,803,353
Corporate Bonds – 21,719,952 – 21,719,952
Mortgage-Backed Securities – 36,538,277 – 36,538,277
Sovereign Debt – 890,735 – 890,735
Variable Rate Senior Loan Interests – 564,474 – 564,474
Short-Term Investments:
Repurchase Agreements – 1,350,000 – 1,350,000
Investments in Derivatives:
Futures Contracts* (282,004) – – (282,004)
Interest Rate Swaps* – 238,544 – 238,544
Total $ (282,004) $ 84,090,731 $ – $ 83,808,727
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
JMM Fixed Income Clearing Corporation $1,350,000 $(1,377,114)

Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, the Fund used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Interest Rate Swap Contracts:
During the current fiscal period, the Fund used interest rate swap contracts to partially hedge its interest cost of leverage.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
JMM
$ 6,507,199 $ 5,320,080 $ 6,954,554 $ 5,531,962
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JMM $ 9,065,482
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swap contracts on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period, was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
At the end of the reporting period, the fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JMM $ 17,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest Rate
Swaps***
Gross Unrealized
(Depreciation) Interest
Rate Swaps*** Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
JMM
Morgan Stanley Capital
Services LLC $ 238,544 $ - $ 238,544 $ 337,682 $ 99,138
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JMM
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (282,004)
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
238,544 - –
1 1 1 1 1 1 1 1
*
The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JMM
Futures contracts Interest rate $ 109,209 $ (434,246)
Swap contracts Interest rate 283,756 (316,410)

instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares:
The Fund did not have any transactions in common shares during the current and prior fiscal periods.
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JMM
$ 89,252,721 $ 769,740 $ (6,213,734) $ (5,443,994)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JMM
$ — $ — $ (6,134,822) $ (13,152,323) $ — $ (309,025) $ (19,596,170)
Fund
Short-Term Long-Term Total
JMM
$ 1,593,076 $ 11,559,247 $ 13,152,323
JMM
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.7000%
For the next $125 million 0.6875
For the next $150 million 0.6750
For the next $600 million 0.6625
For managed assets over $1 billion 0.6500

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
9. Fund Leverage
Reverse Repurchase Agreements:
During the current fiscal period, the fund utilized reverse repurchase agreements as a means of leverage.
The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average interest rate on the Fund’s reverse repurchase agreements were as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
JMM
0 .1575%
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
JMM BNP Paribas SA 4.82% $ (7,589,243) 1/16/25 $ (7,589,243) $ (7,605,500)
JMM Goldman Sachs Group Inc/The 4.68% (3,499,000) 1/16/25 (3,499,000) (3,506,278)
JMM TD Securities (USA), LLC
United States SOFR
Secured Ove% (12,306,800) 1/17/25 (12,306,800) (12,459,482)
Total $(23,395,043) $(23,395,043) $(23,571,260)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JMM
184 $ 23,513,889 5 .62%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
10. Borrowing Arrangements
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Fund covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter- Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, the Fund did not enter into any inter-fund loan activity.
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
JMM BNP Paribas $ (7,605,500) $ 7,600,329
JMM Goldman Sachs (3,506,278) 3,583,055
JMM TD Securities (USA), LLC (12,459,482) 15,530,410
Total $(23,571,260) $26,713,794
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Shareholder Meeting Report
(U
naudited)
The annual meeting of shareholders for JMM was held on April 12, 2024 for shareholders of record on January 19, 2024; at this meeting the shareholders were asked to elect Board Members. Due to the lack of a quorum at the 2024 annual meeting, each Class I Trustee (Thomas J. Kenny,
Robert L. Young and Margaret L. Wolff), each Class II Trustee (Amy B. R. Lancellotta, John K. Nelson and Terence J. Toth) and each Class III Trustee
(Joanne T. Modero, Albin F. Moschner and Matthew Thornton III) was not elected but will continue to serve on the Board as a "holdover" Board
Member until their successor has been duly elected and qualified.

Additional Fund Information
(U
naudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how the fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that the fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
The Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
The Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng * Michael A. Forrester* Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr* Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
*Serves as a consultant.
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JMM
Common shares repurchased 0

Glossary of Terms Used in this Report
(U
naudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Beta:
A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund.
Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities.
Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-1224P 4148360-0226
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

Date: March 7, 2025	By:	/s/ David J. Lamb
David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ David J. Lamb
David J. Lamb Chief Administrative Officer (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)